Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Transfers and Servicing [Abstract]
Beginning balance	¥ 80,496	¥ 80,190	¥ 72,265	¥ 70,254
Increase mainly from loans sold with servicing retained	1,742	2,724	6,530	8,150
Decrease mainly from amortization	(2,472)	(3,062)	(7,699)	(11,208)
Increase (Decrease) from the effects of changes in foreign exchange rates	(4,146)	(6,687)	4,524	5,969
Ending balance	¥ 75,620	¥ 73,165	¥ 75,620	¥ 73,165